UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 95.8%
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                  ------------     ------------
AUSTRALIA -- 1.8%
    National Australia Bank                            173,435     $  3,962,482
                                                                   ------------
BELGIUM -- 2.9%
    Fortis                                             150,000        4,047,522
    UCB                                                 50,000        2,446,763
                                                                   ------------
                                                                      6,494,285
                                                                   ------------
CANADA -- 1.2%
    Alcan                                               60,000        2,393,230
    Novelis*                                            12,000          267,612
                                                                   ------------
                                                                      2,660,842
                                                                   ------------
FINLAND -- 1.3%
    Nokia OYJ                                          190,000        2,910,175
                                                                   ------------
FRANCE -- 8.9%
    AXA                                                175,000        4,247,617
    BNP Paribas                                         50,000        3,607,574
    Cie de Saint-Gobain*                                58,000        3,581,451
    Suez                                               120,000        3,228,632
    Total                                               25,000        5,360,849
                                                                   ------------
                                                                     20,026,123
                                                                   ------------
GERMANY -- 7.9%
    Allianz*                                            20,000        2,371,157
    BASF*                                               40,000        2,731,719
    E.ON*                                               42,000        3,762,358
    MAN*                                                90,000        3,723,721
    Schering*                                           40,000        2,706,169
    Siemens*                                            32,000        2,537,855
                                                                   ------------
                                                                     17,832,979
                                                                   ------------
HONG KONG -- 1.8%
    Henderson Land Development                         500,000        2,371,825
    Shangri-La Asia                                  1,200,000        1,630,790
                                                                   ------------
                                                                      4,002,615
                                                                   ------------
ITALY -- 1.3%
    Telecom Italia, Ordinary Shares*                   340,000        1,347,349
    Telecom Italia, Savings Shares*                    525,000        1,683,535
                                                                   ------------
                                                                      3,030,884
                                                                   ------------
JAPAN -- 25.9%
    Asahi Breweries                                    350,000        4,374,366
    Asahi Glass*                                       220,000        2,322,169
    Bridgestone                                        175,000        3,442,318
    Canon                                               51,000        2,662,027
    East Japan Railway                                     700        3,782,321
    Hitachi                                            400,000        2,660,094
    Komatsu                                            275,000        2,044,125
    Kubota                                             500,000        2,677,492
    Nippon Meat Packers                                200,000        2,720,023
    Nippon Oil                                         375,000        2,573,583
    Nippon Telegraph & Telephone ADR*                  110,000        2,312,200
    Nippon Yusen Kabushiki Kaisha                      600,000        3,334,783

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                  ------------     ------------
JAPAN -- CONTINUED
    OJI Paper                                          600,000     $  3,386,980
    Osaka Gas                                          810,000        2,450,631
    Promise                                             43,500        3,065,246
    Sony                                                70,000        2,598,231
    Tanabe Seiyaku                                     320,000        3,386,980
    UFJ Holdings*                                          800        4,786,622
    Yamanouchi Pharmaceutical                          100,000        3,644,096
                                                                   ------------
                                                                     58,224,287
                                                                   ------------
NETHERLANDS -- 4.7%
    Aegon*                                             220,000        2,982,522
    Akzo Nobel*                                         70,000        2,922,689
    Koninklijke Philips Electronics*                    70,614        1,846,500
    Unilever*                                           45,000        2,932,987
                                                                   ------------
                                                                     10,684,698
                                                                   ------------
PORTUGAL -- 1.4%
    Portugal Telecom SGPS*                             250,000        3,095,931
                                                                   ------------
SINGAPORE -- 1.1%
    Singapore Airlines                                 350,000        2,502,139
                                                                   ------------
SOUTH KOREA -- 1.8%
    Daewoo Shipbuilding & Marine Engineering           225,000        4,048,025
                                                                   ------------
SPAIN -- 2.6%
    Repsol YPF*                                        120,000        3,065,949
    Telefonica*                                        150,000        2,729,634
                                                                   ------------
                                                                      5,795,583
                                                                   ------------
SWEDEN -- 4.5%
    Electrolux, Ser B                                  165,000        3,518,854
    Nordea Bank*                                       400,000        3,731,278
    Saab                                               173,500        2,905,469
                                                                   ------------
                                                                     10,155,601
                                                                   ------------
SWITZERLAND -- 3.9%
    Credit Suisse Group*                               110,000        4,428,692
    Swiss Reinsurance*                                  65,000        4,446,361
                                                                   ------------
                                                                      8,875,053
                                                                   ------------
TAIWAN -- 1.0%
    Taiwan Semiconductor Manufacturing ADR*            250,990        2,196,163
                                                                   ------------
UNITED KINGDOM -- 21.8%
    Barclays                                           390,000        4,281,066
    BG Group*                                          350,000        2,388,037
    Cadbury Schweppes                                  250,000        2,242,100
    Cadbury Schweppes ADR*                              20,000          726,000
    Diageo                                             230,000        3,138,562
    GlaxoSmithKline*                                   100,000        4,457,000
    Kingfisher                                         700,000        4,026,820
    Lloyds TSB Group                                   475,000        4,445,888
    Persimmon                                          280,000        3,797,094
    Royal Bank of Scotland Group                       120,000        3,985,703
    Scottish Power                                     200,000        1,589,981
    Scottish Power ADR*                                 40,000        1,272,000

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                  ------------     ------------
UNITED KINGDOM -- CONTINUED
    Shell Transport & Trading                          300,000     $  2,622,620
    Shell Transport & Trading ADR*                      65,000        3,430,700
    Tate & Lyle                                        325,000        2,697,121
    Trinity Mirror                                     300,000        3,847,641
                                                                   ------------
                                                                     48,948,333
                                                                   ------------
    TOTAL FOREIGN COMMON STOCK
        (Cost $167,882,078)                                         215,446,198
                                                                   ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.2%
--------------------------------------------------------------------------------
                                                     FACE AMOUNT
                                                   --------------
    Morgan Stanley
        2.000%, dated 01/31/05, to be repurchased
        on 02/01/05, repurchase price $9,408,721
        (collateralized by U.S. Treasury Bond,
        par value $6,181,244, 3.625%, 04/15/28,
        with total market value $9,859,607)
        (Cost $9,408,198) (A)                      $ 9,408,198        9,408,198
                                                                   ------------
    Total Investments -- 100.0%
        (Cost $177,290,276) (+)                                    $224,854,396
                                                                   ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $224,827,765
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
     SER SERIES
     (A) TRI-PARTY REPURCHASE AGREEMENT
      + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $177,290,276, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $52,402,238 AND $(4,838,118), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





CSM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.